LOAN FROM THRID PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
LOAN FROM THRID PARTY [Text Block]

NOTE 13 — LOAN FROM THRID PARTY

The Company borrowed funds from a third party vendor in 2011. The annual interest rate on the borrowing in 2011 is 20% and is due on demand. The total outstanding borrowing balance was $3,651,288 and $3,625,069 as of June 30, 2012 and December 31, 2011 respectively. The interest expenses were $306,199 and $85,003 for the six months ended June 30, 2012 and June 30, 2011, respectively. For three months ended June 30, 2012 and 2011, the interest expenses were $153,100 and $85,003, respectively.

NOTE 10 – LOAN FROM THIRD PARTY

The Company borrowed funds from a third party vendor in 2011. The short-term borrowing does not have a fixed maturity date and is due on demand. The annual interest rate is 20%. The outstanding balance was $3,625,069 and $nil as of December 31, 2011 and 2010 respectively.